SHARE-BASED PAYMENTS - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-based payments [Abstract]
Equity-settled share-based payment expense	$ 4	$ 7	$ 10	$ 17
Cash-settled share-based payment expense	0	2	1	2
Total share-based compensation expense	$ 4	$ 9	$ 11	$ 19